AB Sustainable Thematic Credit Portfolio

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 95.9%
Industrial – 49.7%
Basic – 2.5%
CF Industries, Inc. 5.15%, 03/15/2034	U.S.$	1,392	$1,362,558
Ecolab, Inc. 4.80%, 03/24/2030		1,823	1,821,667
Inversiones CMPC SA 3.85%, 01/13/2030(a)		705	654,268
Nutrien Ltd. 4.90%, 03/27/2028		1,799	1,804,816
Packaging Corp. of America 3.00%, 12/15/2029		65	61,256
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033		435	456,603
SNF Group SACA 3.375%, 03/15/2030(a)		293	271,180
Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(a)		536	561,615

			6,993,963

Capital Goods – 6.3%
Deere Funding Canada Corp. 4.85%, 07/15/2031		409	407,997
Eaton Capital ULC 4.45%, 05/09/2030		1,828	1,801,583
Eaton Corp. 4.15%, 03/15/2033		1,590	1,512,909
John Deere Capital Corp. Series J 4.40%, 06/15/2029		651	647,768
Parker-Hannifin Corp. 3.25%, 06/14/2029		999	959,715
4.50%, 09/15/2029		1,836	1,823,371
Republic Services, Inc. 4.75%, 07/15/2031		639	634,599
4.875%, 04/01/2029		1,793	1,800,635
Trane Technologies Financing Ltd. 3.80%, 03/21/2029		459	448,659
5.10%, 06/13/2034		636	629,633
5.25%, 03/03/2033		1,818	1,826,789
Westinghouse Air Brake Technologies Corp. 4.70%, 09/15/2028(b)		1,862	1,859,810
Xylem, Inc./NY 1.95%, 01/30/2028		2,411	2,321,335
5.45%, 06/01/2036		1,131	1,131,175

			17,805,978

Communications - Media – 2.9%
Beignet Investor LLC 6.58%, 05/30/2049(a)		1,785	1,726,154
Charter Communications Operating LLC/Charter Communications Operating Capital 6.83%, 10/23/2055		630	552,037
Sopaipilla Investor LLC 7.53%, 11/30/2048(a)(b)		1,844	1,911,135
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033		1,337	1,457,061
Time Warner Cable LLC 4.50%, 09/15/2042		1,173	851,425
6.75%, 06/15/2039		1,728	1,627,702

			8,125,514

Communications - Telecommunications – 2.8%
Beacon Point DC LLC 6.13%, 11/30/2042(a)		1,835	1,762,355

	Principal Amount (000)		U.S. $ Value

HUT 8 DC LLC 6.19%, 11/15/2042(a)	U.S.$	1,825	$1,771,228
NTT Finance Corp. 5.17%, 07/16/2032(a)		1,842	1,820,932
TELUS Corp. 3.40%, 05/13/2032		2,044	1,838,438
7.00%, 10/15/2055		630	634,703

			7,827,656

Consumer Cyclical - Automotive – 3.7%
Ford Motor Co. 3.25%, 02/12/2032		2,171	1,898,359
6.10%, 08/19/2032		1,773	1,793,655
Ford Motor Credit Co. LLC 6.47%, 05/22/2036		1,144	1,147,204
6.53%, 03/19/2032		679	696,061
7.12%, 11/07/2033		391	411,742
General Motors Financial Co., Inc. 2.40%, 04/10/2028		130	125,048
Hyundai Capital America 4.75%, 09/26/2031(a)		1,844	1,801,694
5.40%, 06/24/2031(a)		70	70,393
6.375%, 04/08/2030(a)		934	968,875
Stellantis Finance US, Inc. 6.375%, 09/12/2032(a)		355	353,883
Toyota Motor Credit Corp. Series B 4.50%, 07/09/2029		1,001	995,557

			10,262,471

Consumer Cyclical - Other – 0.9%
Sekisui House US, Inc. 6.00%, 01/15/2043		2,791	2,471,392

Consumer Cyclical - Retailers – 0.1%
CK Hutchison International 23 Ltd. 4.875%, 04/21/2033(a)		404	398,577

Consumer Non-Cyclical – 13.6%
AbbVie, Inc. 3.20%, 11/21/2029		1,964	1,872,127
4.50%, 05/14/2035		1,218	1,150,628
5.50%, 03/15/2064		1,901	1,728,032
Archer-Daniels-Midland Co. 2.90%, 03/01/2032		2,034	1,832,832
CVS Health Corp. 1.30%, 08/21/2027		271	262,055
4.30%, 03/25/2028		1,858	1,846,838
DH Europe Finance II SARL 2.60%, 11/15/2029		1,863	1,740,006
Eli Lilly & Co. 4.95%, 02/27/2063		1,887	1,585,327
5.10%, 02/09/2064		993	856,563
5.20%, 08/14/2064		1,548	1,355,788
5.60%, 05/20/2056		959	913,893
5.60%, 02/12/2065		106	99,171
5.70%, 05/20/2066		857	813,839
Gilead Sciences, Inc. 1.65%, 10/01/2030		2,621	2,310,495
4.60%, 05/20/2031		534	527,281
HCA, Inc. 3.50%, 09/01/2030		520	490,152
5.00%, 03/01/2028		1,794	1,801,792
5.20%, 06/01/2028		1,806	1,820,690
IQVIA, Inc. 5.70%, 05/15/2028		1,651	1,672,627
Merck & Co., Inc. 1.90%, 12/10/2028		1,800	1,696,724
2.90%, 12/10/2061		155	83,944
5.15%, 05/17/2063		939	806,982
5.70%, 12/04/2065		653	611,431
5.85%, 05/22/2056		856	834,031

	Principal Amount (000)		U.S. $ Value

Pfizer, Inc. 2.625%, 04/01/2030	U.S.$	2,873	$2,665,167
Royalty Pharma PLC 2.15%, 09/02/2031		2,111	1,834,392
2.20%, 09/02/2030		1,436	1,286,853
Sysco Corp. 2.40%, 02/15/2030		2,053	1,878,543
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030		2,029	1,832,662

			38,210,865

Other Industrial – 0.6%
CK Hutchison International 16 Ltd. 2.75%, 10/03/2026(a)		1,793	1,787,558

Services – 2.9%
Amazon.com, Inc. 3.25%, 05/12/2061		787	444,499
4.10%, 04/13/2062		2,283	1,554,931
5.45%, 11/20/2055		1,137	997,870
5.55%, 11/20/2065		627	541,854
6.10%, 07/09/2056		356	341,498
Mastercard, Inc. 1.90%, 03/15/2031		2,603	2,297,463
S&P Global, Inc. 2.95%, 03/01/2029(b)		1,949	1,866,290

			8,044,405

Technology – 13.4%
Accenture Capital, Inc. 5.00%, 07/10/2031		712	708,868
5.60%, 07/10/2036		712	704,641
Analog Devices, Inc. 1.70%, 10/01/2028		1,978	1,861,481
2.10%, 10/01/2031		1,008	879,113
Apple, Inc. 2.55%, 08/20/2060		845	426,916
2.80%, 02/08/2061		650	348,820
Autodesk, Inc. 2.40%, 12/15/2031		2,712	2,356,610
Broadcom, Inc. 2.45%, 02/15/2031		1,448	1,290,337
2.60%, 02/15/2033		421	354,756
3.14%, 11/15/2035		1,041	845,496
3.42%, 04/15/2033		110	97,181
4.20%, 10/15/2030		621	599,192
Cisco Systems, Inc. 5.35%, 02/26/2064		1,368	1,204,037
Fidelity National Information Services, Inc. 4.45%, 03/10/2028		309	307,329
Fiserv, Inc. 3.50%, 07/01/2029		1,835	1,760,056
Intel Corp. 1.60%, 08/12/2028		175	164,593
3.75%, 08/05/2027		1,857	1,842,524
4.875%, 02/10/2028		1,803	1,807,721
Intuit, Inc. 5.50%, 06/15/2036		1,157	1,130,952
Jabil, Inc. 3.95%, 01/12/2028		1,853	1,830,795
Lam Research Corp. 1.90%, 06/15/2030		2,058	1,844,525
Microsoft Corp. 3.04%, 03/17/2062		1,166	653,675
4.50%, 02/06/2057		812	640,508
NVIDIA Corp. 4.95%, 06/15/2036		1,204	1,150,370
5.625%, 06/15/2056		1,208	1,092,800
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.50%, 05/11/2031		3,668	3,249,995

	Principal Amount (000)		U.S. $ Value

Oracle Corp. 3.25%, 11/15/2027	U.S.$	389	$379,985
5.95%, 09/26/2055		91	72,333
6.10%, 09/26/2065		1,851	1,454,098
6.125%, 08/03/2065		1,549	1,226,052
6.85%, 02/04/2066		296	260,107
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(a)		1,145	1,106,072
Salesforce, Inc. 2.70%, 07/15/2041		654	428,613
6.70%, 03/15/2066		2,434	2,330,436
SK hynix, Inc. 6.375%, 01/17/2028(a)		485	496,718
VMware LLC 4.70%, 05/15/2030		529	523,610

			37,431,315

			139,359,694

Financial Institutions – 38.2%
Banking – 23.9%
ABN AMRO Bank NV 2.47%, 12/13/2029(a)		1,800	1,702,462
AIB Group PLC 6.61%, 09/13/2029(a)		1,757	1,817,327
Ally Financial, Inc. 6.18%, 07/26/2035		1,663	1,668,862
6.99%, 06/13/2029		1,128	1,165,645
8.00%, 11/01/2031		330	364,600
Banco Bilbao Vizcaya Argentaria SA 4.97%, 05/08/2031		400	395,544
6.03%, 03/13/2035		1,000	1,022,336
7.88%, 11/15/2034		600	671,194
Banco Santander SA 4.55%, 11/06/2030		800	781,508
6.03%, 01/17/2035		1,000	1,028,493
6.35%, 03/14/2034		800	829,958
6.92%, 08/08/2033		800	853,376
Bank of Ireland Group PLC 5.60%, 03/20/2030(a)		268	271,956
Bank of Montreal Series J 4.55%, 06/02/2029		1,013	1,009,366
Bank of Nova Scotia (The) 4.58%, 06/05/2029		578	575,510
Banque Federative du Credit Mutuel SA 4.79%, 07/09/2029(a)		693	688,119
Barclays PLC 5.335%, 09/10/2035		1,295	1,259,929
6.22%, 05/09/2034		858	886,796
6.69%, 09/13/2034		200	212,149
7.12%, 06/27/2034		1,008	1,083,220
BNP Paribas SA 4.625%, 02/25/2031(a)(c)		412	375,199
BPCE SA 3.12%, 10/19/2032(a)		250	220,199
5.42%, 01/13/2037(a)		672	641,715
5.77%, 06/02/2037(a)		1,271	1,244,703
6.29%, 01/14/2036(a)		683	697,312
CaixaBank SA 6.04%, 06/15/2035(a)		977	999,830
6.84%, 09/13/2034(a)		388	415,502
Citigroup, Inc. 4.79%, 03/04/2029		1,340	1,340,258
5.83%, 02/13/2035		467	467,017
Citizens Bank NA/Providence RI 4.575%, 08/09/2028		1,859	1,855,866
Credit Agricole SA 4.66%, 01/12/2032(a)		692	674,469
4.82%, 09/25/2033(a)		1,262	1,218,519
5.22%, 05/27/2031(a)		953	953,474

	Principal Amount (000)		U.S. $ Value

Danske Bank A/S 4.42%, 09/12/2031(a)	U.S.$	1,401	$1,360,862
4.61%, 10/02/2030(a)		479	472,460
Deutsche Bank AG/New York NY 3.73%, 01/14/2032		462	426,923
3.74%, 01/07/2033		1,253	1,140,168
4.95%, 08/04/2031		154	151,938
5.88%, 07/08/2031		550	554,538
7.08%, 02/10/2034		1,161	1,234,380
Goldman Sachs Bank USA/New York NY 4.66%, 06/03/2029		588	586,469
Goldman Sachs Group, Inc. (The) 6.215%, 07/21/2057		1,134	1,122,617
HSBC Holdings PLC 3.97%, 05/22/2030		550	534,296
4.62%, 11/06/2031		808	789,063
5.13%, 11/19/2028		440	441,849
5.73%, 05/17/2032		1,244	1,267,670
5.74%, 09/10/2036		200	197,694
6.16%, 03/09/2029		200	204,067
6.50%, 05/02/2036		658	684,738
7.40%, 11/13/2034		376	410,235
ING Bank NV 4.71%, 07/07/2031(a)		862	850,945
ING Groep NV 4.86%, 03/25/2029		295	295,433
Intesa Sanpaolo SpA 4.95%, 06/01/2042(a)		1,868	1,582,291
6.005%, 06/29/2037(a)		1,411	1,383,659
7.80%, 11/28/2053(a)		200	231,392
Mitsubishi UFJ Financial Group, Inc. 4.98%, 07/24/2030		853	852,902
Mizuho Financial Group, Inc. 4.78%, 07/13/2030		575	571,290
Morgan Stanley 4.24%, 01/09/2030		432	424,785
4.555%, 04/10/2030		1,162	1,149,743
4.99%, 04/12/2029		105	105,346
5.04%, 07/19/2030		253	253,572
Morgan Stanley Bank NA 4.79%, 05/10/2030		578	575,721
5.02%, 01/12/2029		309	310,482
Nationwide Building Society 3.96%, 07/18/2030(a)		1,908	1,849,654
5.05%, 07/14/2032(a)		252	248,702
Royal Bank of Canada 4.65%, 07/10/2029		274	273,997
Santander Holdings USA, Inc. 5.04%, 06/05/2030		331	329,415
Santander UK Group Holdings PLC 4.32%, 09/22/2029		1,057	1,043,794
Shinhan Bank Co., Ltd. 4.375%, 04/13/2032(a)		385	368,819
Societe Generale SA 5.40%, 04/10/2037(a)		1,434	1,371,064
7.13%, 01/19/2055(a)		963	958,347
7.37%, 01/10/2053(a)		963	982,860
Standard Chartered PLC 4.30%, 01/13/2030(a)		865	850,209
Sumitomo Mitsui Financial Group, Inc. 5.14%, 07/07/2034		737	722,756
Svenska Handelsbanken AB 4.75%, 03/01/2031(a)(c)		1,000	943,672
Synchrony Financial 7.25%, 02/02/2033		1,781	1,829,120
UBS Group AG 2.095%, 02/11/2032(a)		255	222,671
3.09%, 05/14/2032(a)		2,037	1,849,462
6.625%, 01/08/2031(a)(c)		343	340,856
7.125%, 08/10/2034(a)(c)		256	255,817
9.25%, 11/13/2028(a)(c)		219	234,609

	Principal Amount (000)		U.S. $ Value

UniCredit SpA 3.13%, 06/03/2032(a)	U.S.$	1,103	$1,007,588
7.30%, 04/02/2034(a)		1,723	1,799,625

			67,042,978

Brokerage – 1.3%
Ameriprise Financial, Inc. 4.80%, 06/15/2031		393	389,873
Charles Schwab Corp. (The) 4.60%, 07/27/2029		1,134	1,131,572
4.74%, 05/21/2030		573	571,538
6.20%, 11/17/2029		1,403	1,446,474

			3,539,457

Insurance – 2.6%
Allianz SE 3.20%, 10/30/2027(a)(c)		1,400	1,340,267
6.50%, 10/30/2034(a)(c)		400	396,527
Athene Global Funding 5.03%, 07/17/2030(a)		960	946,522
5.38%, 01/07/2030(a)		517	515,338
Hartford Insurance Group, Inc. (The) Series ICON 6.04% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a)(d)		1,201	1,188,587
New York Life Global Funding 5.20%, 06/03/2036(a)		867	846,836
Principal Life Global Funding II 4.65%, 05/18/2029(a)		379	376,559
5.10%, 01/25/2029(a)		1,072	1,078,215
Prudential Financial, Inc. 6.25%, 06/15/2056		278	275,624
Zurich Finance Ireland Designated Activity Co. Series E 3.00%, 04/19/2051(a)		200	178,984

			7,143,459

REITs – 10.4%
American Assets Trust LP 3.375%, 02/01/2031		977	885,939
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	800	786,202
Digital Realty Trust LP 3.70%, 08/15/2027	U.S.$	1,432	1,420,274
Equinix, Inc. 1.55%, 03/15/2028		3,501	3,329,745
ERP Operating LP 2.50%, 02/15/2030		1,265	1,168,223
3.00%, 07/01/2029		1,552	1,478,109
3.50%, 03/01/2028		386	379,616
Essential Properties LP 5.375%, 07/15/2036		537	520,262
Essex Portfolio LP 3.00%, 01/15/2030		1,936	1,816,090
Federal Realty OP LP 5.375%, 05/01/2028		1,132	1,143,693
Healthpeak OP LLC 3.00%, 01/15/2030		67	62,754
Kilroy Realty LP 3.05%, 02/15/2030		2,066	1,896,981
Newmark Group, Inc. 7.50%, 01/12/2029		367	381,957
Omega Healthcare Investors, Inc. 4.75%, 01/15/2028		1,805	1,801,053
Prologis LP 1.25%, 10/15/2030		1,633	1,410,150
2.875%, 11/15/2029		2,101	1,979,465
Public Storage Operating Co. 4.70%, 02/01/2032		419	413,470
Ventas Realty LP 3.00%, 01/15/2030		1,985	1,860,243

	Principal Amount (000)		U.S. $ Value

4.00%, 03/01/2028	U.S.$	1,248	$1,234,291
Welltower OP LLC 2.80%, 06/01/2031		1,938	1,761,763
3.10%, 01/15/2030		1,469	1,387,701
WP Carey, Inc. 2.45%, 02/01/2032		2,154	1,864,249
4.65%, 07/15/2030		190	187,218

			29,169,448

			106,895,342

Utility – 8.0%
Electric – 7.6%
Avangrid, Inc. 3.80%, 06/01/2029		1,875	1,821,277
Consorcio Transmantaro SA 4.70%, 04/16/2034(a)		890	858,628
Constellation Energy Generation LLC 4.55%, 06/01/2029		1,446	1,434,635
6.25%, 10/01/2039		45	46,045
Edison International 5.75%, 06/15/2027		580	583,504
EDP Finance BV 1.71%, 01/24/2028(a)		814	778,679
Electricite de France SA 6.25%, 04/22/2066(a)		871	813,403
ENEL Finance International NV 5.125%, 06/26/2029(a)		1,080	1,087,056
5.50%, 06/26/2034(a)		1,081	1,074,196
5.50%, 06/15/2052(a)		200	175,166
7.75%, 10/14/2052(a)		1,414	1,621,666
Florida Power & Light Co. 5.30%, 04/01/2053		595	533,106
5.60%, 06/15/2054		958	895,404
5.60%, 02/15/2066		672	608,715
5.80%, 03/15/2065		738	693,007
NextEra Energy Capital Holdings, Inc. 4.80%, 12/01/2077		325	320,353
6.50%, 08/15/2055		1,582	1,589,728
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(a)		1,350	1,330,222
Public Service Electric & Gas Co. 3.10%, 03/15/2032		934	848,969
RWE Finance US LLC 5.125%, 09/18/2035(a)		848	809,788
5.875%, 09/18/2055(a)		809	742,544
San Diego Gas & Electric Co. 4.95%, 08/15/2028		1,809	1,819,987
5.55%, 04/15/2054		608	555,944
Series EEEE 5.95%, 03/15/2056		244	235,583

			21,277,605

Natural Gas – 0.4%
Southern California Gas Co. 5.60%, 04/01/2054		1,278	1,171,262

			22,448,867

Total Corporates - Investment Grade (cost $275,396,027)			268,703,903

CORPORATES - NON-INVESTMENT GRADE – 1.6%
Industrial – 1.2%
Capital Goods – 0.3%
Ball Corp. 6.00%, 06/15/2029		683	691,720

Consumer Cyclical - Automotive – 0.2%
IHO Verwaltungs GmbH 8.00% (8.00% Cash or 8.75% PIK), 11/15/2032(a)(e)		535	561,898

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.4%
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)	U.S.$	1,129	$1,140,280

Consumer Non-Cyclical – 0.3%
CVS Health Corp. 7.00%, 03/10/2055		892	917,314

			3,311,212

Financial Institutions – 0.4%
Banking – 0.4%
Synchrony Financial Series C 7.25%, 08/15/2031(c)		1,162	1,142,929

Total Corporates - Non-Investment Grade (cost $4,459,686)			4,454,141

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Chile – 0.1%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a)		441	449,481

Ecuador – 0.2%
Amazon Conservation DAC 6.03%, 01/16/2042(a)		316	313,488
GPS Blue Financing DAC 5.645%, 11/09/2041(f)		200	192,514

			506,002

Total Governments - Sovereign Bonds (cost $959,529)			955,483

SUPRANATIONALS – 0.3%
International Bank for Reconstruction & Development 1.745%, 07/31/2033(b)		300	303,591
Series G 2.41%, 11/02/2040(b)		560	548,102

Total Supranationals (cost $875,808)			851,693

EMERGING MARKETS - CORPORATE BONDS – 0.1%
Industrial – 0.1%
Energy – 0.1%
ReNew Pvt. Ltd. 5.875%, 03/05/2027(a) (cost $301,369)		300	299,625

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.0%
United States – 0.0%
Metropolitan Transportation Authority Series 2020 5.175%, 11/15/2049 (cost $6,117)		5	4,416

	Shares

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(g)(h)(i) (cost $1,017,892)		1,017,892	1,017,892

	Principal Amount (000)		U.S. $ Value

Time Deposits – 0.0%
Citibank, London 1.10%, 08/03/2026 (cost $57,757)	EUR	50	$57,757

Total Short-Term Investments (cost $1,075,649)			1,075,649

Total Investments – 98.6% (cost $283,074,185)(j)			276,344,910
Other assets less liabilities – 1.4%			3,863,711

Net Assets – 100.0%			$280,208,621

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	118	September 2026	$12,944,969	$(174,515)
U.S. Long Bond (CBT) Futures	84	September 2026	9,098,250	(293,305)
U.S. T-Note 10 Yr (CBT) Futures	39	September 2026	4,212,000	(60,641)
U.S. Ultra Bond (CBT) Futures	118	September 2026	12,943,125	(478,859)
Sold Contracts
Euro-Bund Futures	4	September 2026	573,623	5,581
U.S. T-Note 2 Yr (CBT) Futures	125	September 2026	25,701,172	94,156
U.S. T-Note 5 Yr (CBT) Futures	7	September 2026	741,836	4,758

				$(902,825)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	EUR	309	USD	357	09/09/2026	$961

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $68,259,144 or 24.36% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2026.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(e)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2026.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of July 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GPS Blue Financing DAC 5.645%, 11/09/2041	05/18/2023	$200,591	$192,514	0.07%

(g)	The rate shown represents the 7-day yield as of period end.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Affiliated investments.
(j)

As of July 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $848,176 and gross unrealized depreciation of investments was $(8,479,315), resulting in net unrealized depreciation of $(7,631,139).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Sustainable Thematic Credit Portfolio

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$-0-	$268,703,903	$-0-	$268,703,903
Corporates - Non-Investment Grade	-0-	4,454,141	-0-	4,454,141
Governments - Sovereign Bonds	-0-	955,483	-0-	955,483
Supranationals	-0-	851,693	-0-	851,693
Emerging Markets - Corporate Bonds	-0-	299,625	-0-	299,625
Local Governments - US Municipal Bonds	-0-	4,416	-0-	4,416
Short-Term Investments:
Investment Companies	1,017,892	-0-	-0-	1,017,892
Time Deposits	57,757	-0-	-0-	57,757

Total Investments in Securities	1,075,649	275,269,261	-0-	276,344,910
Other Financial Instruments*:
Assets
Futures	104,495	-0-	-0-	104,495
Forward Currency Exchange Contracts	-0-	961	-0-	961
Liabilities
Futures	(1,007,320)	-0-	-0-	(1,007,320)

Total	$172,824	$275,270,222	$-0-	$275,443,046

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2026 is as follows:

Fund	Market Value 10/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,241	$107,544	$109,767	$1,018	$110